Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Allowance for loan losses	$ 25,497	$ 24,525
Held-to-maturity, market value	16,317	15,266
Available-for-sale, amortized cost	313,111	309,329
Common stock, par value	$ 2.00	$ 2.00
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,419,204	7,304,186
Common stock, shares outstanding	7,419,204	7,304,186
Net unrealized gains on available-for-sale securities, income taxes	$ 1,595	$ 537